STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Equity) (USD $)	Total USD ($)	Unallocated Reserve Number of Units	Unallocated Reserve USD ($)	Trust Corpus USD ($)
BALANCE at Jan. 31, 2011			$ 987,802	$ 3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.51, $.46, $.08, 1.13, $.64, $.065, $1.12 , $.60, $.05, per unit for November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, respectively			(656,001)
BALANCE at May. 20, 2011
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.51, $.46, $.08, 1.13, $.64, $.065, $1.12 , $.60, $.05, per unit for November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, respectively			(7,872,006)
BALANCE at Aug. 20, 2011
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.51, $.46, $.08, 1.13, $.64, $.065, $1.12 , $.60, $.05, per unit for November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, respectively			(14,694,411)
BALANCE at Nov. 20, 2011
BALANCE at Oct. 31, 2011
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution declared $.57, $.49, $.76 per unit for January 17, 2014, January 15, 2013, January 13, 2012 respectively and paid on February 20, 2014, 2013 and 2011, respectively			(9,971,208)
BALANCE at Jan. 31, 2012			1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.51, $.46, $.08, 1.13, $.64, $.065, $1.12 , $.60, $.05, per unit for November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, respectively			(852,801)
BALANCE at May. 20, 2012
BALANCE at Jan. 31, 2012			1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.51, $.46, $.08, 1.13, $.64, $.065, $1.12 , $.60, $.05, per unit for November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, respectively			(8,396,806)
BALANCE at Aug. 20, 2012
BALANCE at Jan. 31, 2012			1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.51, $.46, $.08, 1.13, $.64, $.065, $1.12 , $.60, $.05, per unit for November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, respectively			(14,825,611)
BALANCE at Nov. 20, 2012
BALANCE at Oct. 31, 2012
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	4,787,533
Distribution declared $.57, $.49, $.76 per unit for January 17, 2014, January 15, 2013, January 13, 2012 respectively and paid on February 20, 2014, 2013 and 2011, respectively			(6,428,805)
BALANCE at Jan. 31, 2013	3		1,182,222	3
BALANCE (in units) at Jan. 31, 2013		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.51, $.46, $.08, 1.13, $.64, $.065, $1.12 , $.60, $.05, per unit for November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, respectively			(1,049,601)
BALANCE at May. 20, 2013
BALANCE at Jan. 31, 2013			1,182,222	3
BALANCE (in units) at Jan. 31, 2013		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.51, $.46, $.08, 1.13, $.64, $.065, $1.12 , $.60, $.05, per unit for November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, respectively			(6,035,205)
BALANCE at Aug. 20, 2013
BALANCE at Jan. 31, 2013			1,182,222	3
BALANCE (in units) at Jan. 31, 2013		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.51, $.46, $.08, 1.13, $.64, $.065, $1.12 , $.60, $.05, per unit for November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, respectively			(6,691,205)
BALANCE at Nov. 20, 2013
BALANCE at Oct. 31, 2013
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	5,092,605
Distribution declared $.57, $.49, $.76 per unit for January 17, 2014, January 15, 2013, January 13, 2012 respectively and paid on February 20, 2014, 2013 and 2011, respectively			(7,478,406)
BALANCE at Jan. 31, 2014	$ 3		$ 984,094	$ 3
BALANCE (in units) at Jan. 31, 2014		13,120,010